Subsequent Events	12 Months Ended
Mar. 31, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events

Note 17 — Subsequent Events

The Company evaluated events occurring after March 31, 2026 through July 2, 2026, the date these consolidated financial statements were authorized for issuance, and determined that no events occurred that require recognition or disclosure in the consolidated financial statements, other than the following.

On April 8, 2026 the Company granted 28,720 stock options to certain employees and directors with an exercise price of $3.75 and a three year vesting period.

On April 8, 2026, an investor exercised 217,720 pre-funded warrants for $544 in proceeds and 217,720 ordinary shares were issued.

On April 20, 2026, the Company entered into a new lease for an additional room in BioCity, Glasgow. The lease runs from May 1, 2026 to April 30, 2031. The initial annual amount is GBP 7,850.04 and increases by 5% each year on May 1. A deposit of GBP 2,356 was also paid.